Change in Working Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Change in Working Capital

		UNITED STATES DOLLAR
		2019	2018 Restated 1	2017 Restated 1
29.	CHANGE IN WORKING CAPITAL
	Inventories	(56.2)	0.8	(55.1)
	Trade and other receivables	(5.6)	(0.5)	(19.6)
	Trade and other payables	37.2	(32.2)	(15.2)

	Total change in working capital	(24.6)	(31.9)	(89.9)

1	Refer note 42.